S-K 1602(c) Dilution	May 18, 2026 USD ($) $ / shares shares
Without Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 8.05
Net Tangible Book Value (in Dollars) | $	$ (45,076)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (420,289)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	7,795,000
Without Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.73
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.72
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.28
Net Tangible Book Value (in Dollars) | $	$ (45,076)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 104,579,711
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	18,295,000
Without Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.01
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3
Net Tangible Book Value (in Dollars) | $	$ (45,076)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 78,329,711
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	15,670,000
Without Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.99
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.01
Net Tangible Book Value (in Dollars) | $	$ (45,076)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 52,079,711
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	13,045,000
Without Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	2.49
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	2.48
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.52
Net Tangible Book Value (in Dollars) | $	$ (45,076)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 25,829,711
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,420,000
Without Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(0.04)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 8.05
Net Tangible Book Value (in Dollars) | $	$ (45,076)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (420,289)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	7,795,000
With Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.06)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 8.06
Net Tangible Book Value (in Dollars) | $	$ (45,076)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (531,326)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	8,926,750
With Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.73
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.72
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.28
Net Tangible Book Value (in Dollars) | $	$ (45,076)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 120,218,674
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	21,001,750
With Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.02
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.01
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.99
Net Tangible Book Value (in Dollars) | $	$ (45,076)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 90,031,174
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	17,893,000
With Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.01
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4
Net Tangible Book Value (in Dollars) | $	$ (45,076)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 59,843,674
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,964,250
With Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	2.49
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	2.48
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.52
Net Tangible Book Value (in Dollars) | $	$ (45,076)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 29,656,174
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	11,945,500
With Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 8
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.06)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 8.06
Net Tangible Book Value (in Dollars) | $	$ (45,076)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (531,326)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	8,926,750
Net Proceeds from this offering and sale of the private units [Member] | Without Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 106,300,000
Net Proceeds from this offering and sale of the private units [Member] | Without Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	106,300,000
Net Proceeds from this offering and sale of the private units [Member] | Without Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	106,300,000
Net Proceeds from this offering and sale of the private units [Member] | Without Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	106,300,000
Net Proceeds from this offering and sale of the private units [Member] | Without Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	106,300,000
Net Proceeds from this offering and sale of the private units [Member] | Without Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	106,300,000
Net Proceeds from this offering and sale of the private units [Member] | With Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	122,050,000
Net Proceeds from this offering and sale of the private units [Member] | With Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	122,050,000
Net Proceeds from this offering and sale of the private units [Member] | With Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	122,050,000
Net Proceeds from this offering and sale of the private units [Member] | With Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	122,050,000
Net Proceeds from this offering and sale of the private units [Member] | With Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	122,050,000
Net Proceeds from this offering and sale of the private units [Member] | With Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	122,050,000
Plus: Offering costs paid in advance, excluded from tangible book value [Member] | Without Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	25,000
Plus: Offering costs paid in advance, excluded from tangible book value [Member] | Without Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	25,000
Plus: Offering costs paid in advance, excluded from tangible book value [Member] | Without Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	25,000
Plus: Offering costs paid in advance, excluded from tangible book value [Member] | Without Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	25,000
Plus: Offering costs paid in advance, excluded from tangible book value [Member] | Without Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	25,000
Plus: Offering costs paid in advance, excluded from tangible book value [Member] | Without Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	25,000
Plus: Offering costs paid in advance, excluded from tangible book value [Member] | With Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	25,000
Plus: Offering costs paid in advance, excluded from tangible book value [Member] | With Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	25,000
Plus: Offering costs paid in advance, excluded from tangible book value [Member] | With Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	25,000
Plus: Offering costs paid in advance, excluded from tangible book value [Member] | With Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	25,000
Plus: Offering costs paid in advance, excluded from tangible book value [Member] | With Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	25,000
Plus: Offering costs paid in advance, excluded from tangible book value [Member] | With Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	25,000
Less: Over-allotment liability [Member] | Without Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(125,213)
Less: Over-allotment liability [Member] | Without Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(125,213)
Less: Over-allotment liability [Member] | Without Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(125,213)
Less: Over-allotment liability [Member] | Without Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(125,213)
Less: Over-allotment liability [Member] | Without Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(125,213)
Less: Over-allotment liability [Member] | Without Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(125,213)
Less: Over-allotment liability [Member] | With Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Over-allotment liability [Member] | With Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Over-allotment liability [Member] | With Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Over-allotment liability [Member] | With Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Over-allotment liability [Member] | With Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Over-allotment liability [Member] | With Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: redemptions [Member] | Without Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(105,000,000)
Less: redemptions [Member] | Without Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: redemptions [Member] | Without Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(26,250,000)
Less: redemptions [Member] | Without Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(52,500,000)
Less: redemptions [Member] | Without Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(78,750,000)
Less: redemptions [Member] | Without Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(105,000,000)
Less: redemptions [Member] | With Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(120,750,000)
Less: redemptions [Member] | With Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: redemptions [Member] | With Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(30,187,500)
Less: redemptions [Member] | With Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(60,375,000)
Less: redemptions [Member] | With Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(90,562,500)
Less: redemptions [Member] | With Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (120,750,000)
Class B ordinary shares outstanding prior to this offering [Member] | Without Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Class B ordinary shares outstanding prior to this offering [Member] | Without Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Class B ordinary shares outstanding prior to this offering [Member] | Without Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Class B ordinary shares outstanding prior to this offering [Member] | Without Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Class B ordinary shares outstanding prior to this offering [Member] | Without Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Class B ordinary shares outstanding prior to this offering [Member] | Without Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Class B ordinary shares outstanding prior to this offering [Member] | With Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Class B ordinary shares outstanding prior to this offering [Member] | With Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Class B ordinary shares outstanding prior to this offering [Member] | With Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Class B ordinary shares outstanding prior to this offering [Member] | With Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Class B ordinary shares outstanding prior to this offering [Member] | With Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Class B ordinary shares outstanding prior to this offering [Member] | With Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	5,175,000
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(675,000)
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(675,000)
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(675,000)
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(675,000)
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(675,000)
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(675,000)
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Class B ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Representative shares [Member] | Without Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	420,000
Representative shares [Member] | Without Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	420,000
Representative shares [Member] | Without Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	420,000
Representative shares [Member] | Without Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	420,000
Representative shares [Member] | Without Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	420,000
Representative shares [Member] | Without Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	420,000
Representative shares [Member] | With Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	483,000
Representative shares [Member] | With Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	483,000
Representative shares [Member] | With Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	483,000
Representative shares [Member] | With Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	483,000
Representative shares [Member] | With Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	483,000
Representative shares [Member] | With Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	483,000
Class A ordinary shares included in the units offered [Member] | Without Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	13,125,000
Class A ordinary shares included in the units offered [Member] | Without Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	13,125,000
Class A ordinary shares included in the units offered [Member] | Without Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	13,125,000
Class A ordinary shares included in the units offered [Member] | Without Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	13,125,000
Class A ordinary shares included in the units offered [Member] | Without Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	13,125,000
Class A ordinary shares included in the units offered [Member] | Without Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	13,125,000
Class A ordinary shares included in the units offered [Member] | With Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	15,093,750
Class A ordinary shares included in the units offered [Member] | With Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	15,093,750
Class A ordinary shares included in the units offered [Member] | With Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	15,093,750
Class A ordinary shares included in the units offered [Member] | With Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	15,093,750
Class A ordinary shares included in the units offered [Member] | With Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	15,093,750
Class A ordinary shares included in the units offered [Member] | With Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	15,093,750
Shares of ordinary shares included in the private units issued [Member] | Without Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	250,000
Shares of ordinary shares included in the private units issued [Member] | Without Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	250,000
Shares of ordinary shares included in the private units issued [Member] | Without Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	250,000
Shares of ordinary shares included in the private units issued [Member] | Without Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	250,000
Shares of ordinary shares included in the private units issued [Member] | Without Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	250,000
Shares of ordinary shares included in the private units issued [Member] | Without Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	250,000
Shares of ordinary shares included in the private units issued [Member] | With Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	250,000
Shares of ordinary shares included in the private units issued [Member] | With Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	250,000
Shares of ordinary shares included in the private units issued [Member] | With Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	250,000
Shares of ordinary shares included in the private units issued [Member] | With Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	250,000
Shares of ordinary shares included in the private units issued [Member] | With Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	250,000
Shares of ordinary shares included in the private units issued [Member] | With Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	250,000
Less: shares subject to redemption [Member] | Without Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(10,500,000)
Less: shares subject to redemption [Member] | Without Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Less: shares subject to redemption [Member] | Without Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(2,625,000)
Less: shares subject to redemption [Member] | Without Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(5,250,000)
Less: shares subject to redemption [Member] | Without Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(7,875,000)
Less: shares subject to redemption [Member] | Without Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(10,500,000)
Less: shares subject to redemption [Member] | With Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(12,075,000)
Less: shares subject to redemption [Member] | With Over- allotment [Member] | 0% Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment
Less: shares subject to redemption [Member] | With Over- allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(3,018,750)
Less: shares subject to redemption [Member] | With Over- allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(6,037,500)
Less: shares subject to redemption [Member] | With Over- allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(9,056,250)
Less: shares subject to redemption [Member] | With Over- allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(12,075,000)